COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details) lawsuit in Thousands			1 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) lawsuit	May 14, 2023 USD ($)	Oct. 31, 2024 settlement	Dec. 31, 2024 USD ($) lawsuit	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Other Commitments [Line Items]
Potential contingent liabilities		$ 0
Deconsolidation, loss amount		292,000,000		$ (318,000,000)	$ 0	$ 0
Cash divested from deconsolidation		134,000,000
Payment under tax sharing arrangement		15,000,000
Tax cuts and jobs act, recognized gain associated with share	$ 46,000,000			46,000,000
Tax cuts and jobs act, transition tax for accumulated foreign earnings, liability, current	23,000,000			23,000,000
Liability amount	$ 78,000,000			78,000,000
Self-insurance expense				$ 135,000,000	$ 139,000,000	$ 124,000,000
Aqueous Film Forming Foam
Other Commitments [Line Items]
Number of litigation cases (more than) | lawsuit	9			9
Aqueous Film Forming Foam | Pending Litigation
Other Commitments [Line Items]
Litigation settlement, number of distinct settlement agreements | settlement			3
Litigation settlement, number of years business owned			8 years
Loss contingency, litigation settlement to be paid	$ 615,000,000			$ 615,000,000
Loss contingency, settlement to be paid, term	5 years
Estimated insurance recoveries	$ 2,400,000,000			2,400,000,000
Loss contingency, settlement to be paid, contribution from insurance settlement	125,000,000
Liabilities subject to compromise, litigation liability	$ 565,000,000	$ 50,000,000		$ 565,000,000
Aqueous Film Forming Foam | Pending Litigation | Kidde-Fenwal, Inc.
Other Commitments [Line Items]
Loss contingency, settlement to be paid, percentage of proceeds from sale of sale of net assets	100.00%
Loss contingency, settlement to be paid, estimated proceeds from sale of assets	$ 115,000,000